Investments in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 102
EBP, Master Trust [Line Items]
EBP, Master Trust
The following table presents the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 (in thousands), respectively:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Cash and cash equivalents	$1,765,614	$1,334,602	$1,767,488	$1,338,616
U.S. government securities	3,196,919	2,416,504	2,765,873	2,094,746
Preferred debt securities	778,496	588,454	765,080	579,437
Other debt securities	1,036,142	783,205	1,060,410	803,106
Preferred stock	44,560	33,682	34,505	26,133
Common stock	6,135,376	4,637,641	9,699,087	7,345,648
Verizon common stock	3,782,978	2,859,498	3,871,715	2,932,261
Common/collective trusts	22,073,102	16,684,735	16,479,964	12,481,176
Pooled separate accounts	925,667	699,698	756,563	572,986
Mutual funds	971,145	734,074	783,662	593,510
Other	365,004	275,901	303,357	229,749
Total investments in the Verizon Savings Master Trust at fair value	$41,075,003	$31,047,994	$38,287,704	$28,997,368
Receivables	3,782,771	3,313,420	1,709,036	1,679,414
Payables	(4,515,902)	(3,390,684)	(2,334,686)	(1,669,628)
Total net assets in Verizon Master Savings Trust at fair value	$40,341,872	$30,970,730	$37,662,054	$29,007,154

Fully benefit-responsive investment contracts	630,899	—	638,484	—
Total investments in the Verizon Master Savings Trust at contract value	$630,899	$—	$638,484	$—

Total investments	$40,972,771	$30,970,730	$38,300,538	$29,007,154